Notes Payable, Related Parties	12 Months Ended
Dec. 31, 2017
Notes to Financial Statements
Note 9 - Notes Payable, Related Parties

Notes payable, related parties consist of the following at December 31, 2017 and 2016, respectively:

	December 31,	December 31,
	2017	2016

On July 6, 2015, the Company received an unsecured loan in the amount of $10,000, due on demand, bearing interest at a simple interest rate of 8%, from the Company’s CEO.	$-	$10,000

On July 6, 2015, the Company received an unsecured loan in the amount of $10,000, due on demand, bearing interest at a simple interest rate of 8%, from the Company’s Chairman of the Board.	-	10,000

On July 6, 2015, the Company received an unsecured loan in the amount of $10,000, due on demand, bearing interest at a simple interest rate of 8%, from one of the Company’s Directors.	-	10,000

Total notes payable, related parties	-	30,000
Less: current portion	-	30,000
Notes payable, related parties, less current portion	$-	$-

The Company recorded interest expense in the amount of $2,010 and $2,400 for the years ended December 31, 2017 and 2016, respectively related to notes payable, related parties.

A total of $32,010, consisting of $30,000 of principal and $2,010 of interest was repaid on various dates within November of 2017.